Short-Term Investments - Summary of Short-Term Investments (Detail) - BRL (R$) R$ in Thousands		Jun. 30, 2020	Dec. 31, 2019
Short Term Investments [Abstract]
Loan investment funds		R$ 376,538	R$ 407,928
Certificate of Bank Deposits	[1]	270,870	21,327
Treasury bills		377,033	374,690
Government bonds (LFT)		1,486,999	221,900
Dynamo Beauty Ventures Ltd. Fund		11,326	7,402
Restricted cash		58,764
Total		2,581,530	1,033,247
Current		2,570,204	1,025,845
Non-current		R$ 11,326	R$ 7,402

[1]	As of June 30, 2020, the CDBs classified as short-term investments are remunerated at an average rate of 103.8% of CDI (106.9% of CDI as of December 31, 2019). The balance on 30 June 2020, related to the “Crer para Ver” line within the exclusive fund is R$ 35,423 (R$ 38,018 on December 31, 2019).